NATIONWIDE VARIABLE INSURANCE TRUST
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund)
 NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund)
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)

Supplement dated August 5, 2020
to the Prospectus dated April 29, 2020 (as revised July 6, 2020)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The second paragraph under the heading “Investing with Nationwide Funds - Choosing a Share Class” on page 132 of the Prospectus, is deleted in its entirety and replaced with the following:
Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class D, Class P, Class II, Class Z and Class VIII shares. Class D shares are offered solely to insurance companies that are not affiliated with Nationwide. Class Y shares are sold to other mutual funds, such as “funds-of-funds” that invest in the Funds, and to separate accounts of insurance companies that seek neither 12b-1 fees nor administrative services fees. Class IV shares are sold generally to separate accounts of Nationwide previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts. Shares of the Funds are not sold to individual investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE